Right-of-use asset (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Right-of-use asset
Carring value, beginning of period	R 360.9	R 0.0
Additions and modifications	65.6	43.6
Right-of-use assets		133.3
Depreciation	(124.4)	(111.7)
Transfers and other movements	(7.6)	(5.7)
Foreign currency translation	1.1	(0.6)
Carrying value, end of period	R 295.6	360.9
IFRS 16
Right-of-use asset
Carring value, beginning of period		R 302.0